Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,488,000
Previously Paid Amount	0.00
Total Fee Amount	3,289.81
Total Offset Amount	0.00
Net Fee	3,289.81
Narrative - Max Aggregate Offering Price	$ 21,488,000
Final Prospectus	true